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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended JUNE 30, 2005

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

SHAY ASSETS MANAGEMENT, INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


230 WEST MONROE STREET, SUITE 2810      CHICAGO             IL            60606
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-7232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

EDWARD E. SAMMONS, JR.             PRESIDENT                     (312) 214-6590
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                             /S/ EDWARD E. SAMMONS, JR.
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                          CHICAGO, IL         AUGUST 8, 2005
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            NONE

Form 13F Information Table Entry Total:         63

Form 13F Information Table Value Total:   $257,189
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. NONE                                 6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                            ITEM 2    ITEM 3      ITEM 4             ITEM 5        ITEM 6     ITEM 7            ITEM 8
------                           --------   ------      ------       ----------------  ----------  --------   ----------------------

                                  TITLE                 VALUE        SHARES/ SH/ PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS    CUSIP     (x$1000)      PRN AMT PRN CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

ABBOTT LABORATORIES            COMMON      002824100       8,185    167,000              SOLE                  X
ALCOA, INC.                    COMMON      013817101       2,744    105,000              SOLE                  X
ALLSTATE FINANCIAL             COMMON      020002101       1,793     30,000              SOLE                  X
ALTRIA GROUP, INC.             COMMON      02209S103       1,487     23,000              SOLE                  X
AMERICAN EXPRESS CO.           COMMON      025816109       4,631     87,000              SOLE                  X
AMERICAN INT'L GROUP           COMMON      026874107       6,140    105,680              SOLE                  X
ANHEUSER-BUSCH COS.            COMMON      035229103       5,719    125,000              SOLE                  X
APACHE CORP.                   COMMON      037411105       4,199     65,000              SOLE                  X
AUTOMATIC DATA PROCESSING      COMMON      053015103       6,296    150,000              SOLE                  X
BAKER HUGHES                   COMMON      057224107       3,095     60,500              SOLE                  X
BALL CORPORATION               COMMON      058498106       1,654     46,000              SOLE                  X
BAXTER INTERNATIONAL           COMMON      071813109       1,299     35,000              SOLE                  X
BERKSHIRE  HATHAWAY INC.       CLASS A     084670108       6,263         75              SOLE                  X
BOSTON SCIENTIFIC CORP.        COMMON      101137107         540     20,000              SOLE                  X
CEMEX SA                         ADR       151290889       2,022     47,664              SOLE                  X
CHEVRONTEXACO CORP.            COMMON      166764100       5,033     90,000              SOLE                  X
CINTAS CORP.                   COMMON      172908105       4,246    110,000              SOLE                  X


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                            ITEM 2    ITEM 3      ITEM 4             ITEM 5        ITEM 6     ITEM 7            ITEM 8
------                           --------   ------      ------       ----------------  ----------  --------   ----------------------

                                  TITLE                 VALUE        SHARES/ SH/ PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS    CUSIP     (x$1000)      PRN AMT PRN CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

CISCO SYSTEMS                  COMMON      17275R102       5,351    280,000              SOLE                  X
CITIGROUP, INC.                COMMON      172967101       7,580    163,956              SOLE                  X
COCA COLA CO                   COMMON      191216100       6,054    145,000              SOLE                  X
COMCAST CORP NEW CL A SPL    CLASS A SPL   20030N200       2,965     99,000              SOLE                  X
EXELON CORP.                   COMMON      30161N101       2,053     40,000              SOLE                  X
EXXON MOBIL CORP.              COMMON      30231G102      10,691    186,028              SOLE                  X
FIRST DATA CORP.               COMMON      319963104       5,820    145,000              SOLE                  X
FPL GROUP, INC.                COMMON      302571104       1,666     39,600              SOLE                  X
GANNETT INC.                   COMMON      364730101       5,875     82,600              SOLE                  X
GENERAL DYNAMICS CORP.         COMMON      369550108       2,026     18,500              SOLE                  X
GENERAL ELECTRIC CO.           COMMON      369604103       6,584    190,000              SOLE                  X
HARLEY-DAVIDSON, INC.          COMMON      412822108       5,952    120,000              SOLE                  X
HOME DEPOT, INC.               COMMON      437076102       6,808    175,000              SOLE                  X
I B M CORP.                    COMMON      459200101       3,265     44,000              SOLE                  X
ILLINOIS TOOL WORKS, INC.      COMMON      452308109       4,143     52,000              SOLE                  X
INGERSOLL-RAND CO.             COMMON      G4776G101       3,032     42,500              SOLE                  X
ITT INDUSTRIES INC             COMMON      450911102       3,612     37,000              SOLE                  X
J.P. MORGAN CHASE & CO.        COMMON      46625H100       3,391     96,000              SOLE                  X


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                            ITEM 2    ITEM 3      ITEM 4             ITEM 5        ITEM 6     ITEM 7            ITEM 8
------                           --------   ------      ------       ----------------  ----------  --------   ----------------------

                                  TITLE                 VALUE        SHARES/ SH/ PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS    CUSIP     (x$1000)      PRN AMT PRN CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

JOHNSON & JOHNSON              COMMON      478160104       6,630    102,000              SOLE                  X
LEHMAN BRO HOLDINGS INC.       COMMON      524908100       2,542     25,600              SOLE                  X
MERRILL LYNCH                  COMMON      590188108       4,126     75,000              SOLE                  X
MICROSOFT CORP.                COMMON      594918104       7,204    290,000              SOLE                  X
MORGAN ST DEAN WITTER          COMMON      617446448       2,624     50,000              SOLE                  X
NOKIA CORP. - ADR                ADR       654902204       2,080    125,000              SOLE                  X
NORTH FORK BANCORP             COMMON      659424105       1,772     63,084              SOLE                  X
OMNICOM GROUP                  COMMON      681919106       5,990     75,000              SOLE                  X
ORACLE CORPORATION             COMMON      68389X105       1,650    125,000              SOLE                  X
PEPSICO INC.                   COMMON      713448108       5,878    109,000              SOLE                  X
PFIZER, INC.                   COMMON      717081103       5,792    210,000              SOLE                  X
PPL CORPORATION                COMMON      69351T106       1,930     32,500              SOLE                  X
PRAXAIR, INC.                  COMMON      74005P104       3,118     66,900              SOLE                  X
PROCTER & GAMBLE CO.           COMMON      742718109       6,752    128,000              SOLE                  X
SBC COMM, INC.                 COMMON      78387G103       2,138     90,000              SOLE                  X
STATE STREET CORP.             COMMON      857477103       5,790    120,000              SOLE                  X
SYSCO CORPORATION              COMMON      871829107       6,333    175,000              SOLE                  X
TELEFONOS DE MEXICO - ADR        ADR       879403780       2,399    127,000              SOLE                  X


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                            ITEM 2    ITEM 3      ITEM 4             ITEM 5        ITEM 6     ITEM 7            ITEM 8
------                           --------   ------      ------       ----------------  ----------  --------   ----------------------

                                  TITLE                 VALUE        SHARES/ SH/ PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS    CUSIP     (x$1000)      PRN AMT PRN CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

TJX COS., INC.                 COMMON      872540109       2,192     90,000              SOLE                  X
VERIZON COMMUNICATIONS         COMMON      92343V104       2,419     70,000              SOLE                  X
WACHOVIA CORP.                 COMMON      929903102       2,649     53,400              SOLE                  X
WAL MART STORES INC.           COMMON      931142103       6,748    140,000              SOLE                  X
WASTE MANAGEMENT, INC.         COMMON      94106L109       2,551     90,000              SOLE                  X
WELLS FARGO CO.                COMMON      949746101       1,940     31,500              SOLE                  X
WEYERHAEUSER CO.               COMMON      962166104       1,935     30,400              SOLE                  X
WRIGLEY (WM.) JR. CO.          COMMON      982526105       6,196     90,000              SOLE                  X
WYETH                          COMMON      983024100       1,113     25,000              SOLE                  X
XTO ENERGY INC.                COMMON      98385X106       2,493     73,333              SOLE                  X
                                                         -------
         TOTAL                                           257,189
